UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 35.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
Accudyne Industries, LLC
Term Loan, 4.23%, Maturing December 13, 2019	56	$56,100
TransDigm, Inc.
Term Loan, 4.29%, Maturing February 28, 2020	497	498,911
Term Loan, 4.29%, Maturing June 4, 2021	315	316,859
Term Loan, 4.23%, Maturing June 9, 2023	664	668,563

		$1,540,433

Automotive — 1.0%
Allison Transmission, Inc.
Term Loan, 3.24%, Maturing September 23, 2022	234	$235,993
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023	284	285,269
Dayco Products, LLC
Term Loan, 6.23%, Maturing May 19, 2023	175	176,312
FCA US, LLC
Term Loan, 3.23%, Maturing December 31, 2018	216	217,026
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, Maturing April 15, 2021	517	520,103
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.23%, Maturing April 30, 2019	383	385,170
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021	76	76,967
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022	124	125,308
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing March 7, 2024	520	521,717
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024	102	102,721

		$2,646,586

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020	351	$331,250

		$331,250

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	64	$65,531
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	274	271,197
Salient Partners L.P.
Term Loan, 9.80%, Maturing May 19, 2021	135	130,768

		$467,496

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 0.9%
Auction.com, LLC
Term Loan, 6.24%, Maturing May 12, 2019	196	$197,211
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024	393	394,251
DTZ U.S. Borrower, LLC
Term Loan, 4.49%, Maturing November 4, 2021	515	517,760
HD Supply Waterworks Ltd.
Term Loan, Maturing August 1, 2024(2)	125	126,055
Ply Gem Industries, Inc.
Term Loan, 4.30%, Maturing February 1, 2021	298	300,501
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023	448	449,149
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023	400	402,156
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022	123	123,802

		$2,510,885

Business Equipment and Services — 3.4%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021	532	$488,364
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020	123	109,062
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024	1,172	1,179,551
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019	1,051	1,065,726
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022	247	250,060
Education Management, LLC
Term Loan, 5.80%, Maturing July 2, 2020(3)	80	56,632
Term Loan, 8.80%, Maturing July 2, 2020(3)	152	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023	570	575,897
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020	109	109,231
First Data Corporation
Term Loan, 3.48%, Maturing July 8, 2022	481	482,624
Garda World Security Corporation
Term Loan, 7.25%, Maturing May 24, 2024	320	323,975
GTCR Valor Companies, Inc.
Term Loan, Maturing June 20, 2023(2)	125	123,750
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021	435	440,267
Information Resources, Inc.
Term Loan, 5.48%, Maturing January 18, 2024	175	176,145
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023	174	174,933
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021	352	354,254
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023	1,042	1,054,391

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		394	$399,072
PGX Holdings, Inc.
Term Loan, 6.49%, Maturing September 29, 2020		346	346,851
Prime Security Services Borrower, LLC
Term Loan, 3.98%, Maturing May 2, 2022		299	300,859
Spin Holdco, Inc.
Term Loan, 4.98%, Maturing November 14, 2022		617	617,643
Techem GmbH
Term Loan, Maturing July 31, 2024(2)	EUR	200	238,980
Tempo Acquisition, LLC
Term Loan, 4.23%, Maturing May 1, 2024		150	151,281
Tibco Software, Inc.
Term Loan, Maturing December 4, 2020(2)		150	151,289
Vantiv, LLC
Term Loan, 3.72%, Maturing October 14, 2023		82	82,268

			$9,253,105

Cable and Satellite Television — 1.4%
Atlantic Broadband Finance, LLC
Term Loan, 3.73%, Maturing November 30, 2019		127	$127,390
Charter Communications Operating, LLC
Term Loan, 3.48%, Maturing January 15, 2024		370	373,193
CSC Holdings, LLC
Term Loan, 3.48%, Maturing July 17, 2025		458	458,227
MCC Iowa, LLC
Term Loan, 3.70%, Maturing January 29, 2021		168	169,313
Numericable Group SA
Term Loan, 4.06%, Maturing July 31, 2025		324	324,187
Telenet Financing USD, LLC
Term Loan, 3.98%, Maturing June 30, 2025		100	100,652
UPC Financing Partnership
Term Loan, 3.98%, Maturing April 15, 2025		475	478,028
Virgin Media Bristol, LLC
Term Loan, 3.98%, Maturing January 31, 2025		1,275	1,282,703
Ziggo Secured Finance Partnership
Term Loan, 3.73%, Maturing April 15, 2025		625	626,451

			$3,940,144

Chemicals and Plastics — 1.2%
Ashland, Inc.
Term Loan, 3.24%, Maturing May 24, 2024		100	$100,667
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		375	376,981
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		336	339,509
Term Loan - Second Lien, 8.98%, Maturing August 1, 2022		100	100,208
Gemini HDPE, LLC
Term Loan, 4.31%, Maturing August 7, 2021		364	366,489
Huntsman International, LLC
Term Loan, 4.23%, Maturing April 19, 2019		203	204,040
Ineos US Finance, LLC
Term Loan, 4.01%, Maturing March 31, 2022		122	122,894

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		173	$175,219
MacDermid, Inc.
Term Loan, 4.23%, Maturing June 7, 2023		279	280,581
OXEA Finance, LLC
Term Loan, 4.47%, Maturing January 15, 2020		120	119,210
PolyOne Corporation
Term Loan, 3.51%, Maturing November 12, 2022		99	99,219
PQ Corporation
Term Loan, 5.56%, Maturing November 4, 2022		223	224,784
Solenis International L.P.
Term Loan, 4.50%, Maturing July 31, 2021	EUR	170	204,658
Tata Chemicals North America, Inc.
Term Loan, 4.06%, Maturing August 7, 2020		161	161,025
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		383	386,563
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		74	73,868

			$3,335,915

Conglomerates — 0.1%
Spectrum Brands, Inc.
Term Loan, 3.27%, Maturing June 23, 2022		325	$327,279

			$327,279

Containers and Glass Products — 0.3%
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		50	$50,412
Horizon Holdings III SAS
Term Loan, 3.00%, Maturing October 29, 2022	EUR	300	356,028
Pelican Products, Inc.
Term Loan, 5.55%, Maturing April 11, 2020		419	421,418

			$827,858

Cosmetics/Toiletries — 0.2%
Galleria Co.
Term Loan, 4.25%, Maturing September 29, 2023		325	$327,791
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		246	248,295

			$576,086

Drugs — 1.8%
Albany Molecular Research, Inc.
Term Loan, 5.98%, Maturing July 16, 2021		616	$620,223
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		72	72,154
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		632	637,521
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		270	274,229
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		775	787,801
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing March 29, 2024		567	570,549

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024	736	$739,311
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.98%, Maturing April 1, 2022	1,175	1,198,223

		$4,900,011

Ecological Services and Equipment — 0.3%
EnergySolutions, LLC
Term Loan, 6.99%, Maturing May 29, 2020	559	$566,472
GFL Environmental, Inc.
Term Loan, 4.05%, Maturing September 29, 2023	149	149,601

		$716,073

Electronics/Electrical — 3.6%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024	425	$428,348
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021	30	29,601
Avast Software B.V.
Term Loan, 4.55%, Maturing September 29, 2023	341	344,992
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021	118	113,141
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022	153	154,219
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, Maturing April 27, 2024	225	225,914
Cypress Semiconductor Corporation
Term Loan, 4.98%, Maturing July 5, 2021	190	191,366
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021	607	612,171
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024	224	226,184
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020	142	142,428
Go Daddy Operating Company, LLC
Term Loan, 3.73%, Maturing February 15, 2024	824	828,287
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022	100	101,021
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023	150	150,841
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022	418	418,901
Lattice Semiconductor Corporation
Term Loan, 5.47%, Maturing March 10, 2021	88	88,375
MA FinanceCo., LLC
Term Loan, 3.81%, Maturing November 19, 2021	875	875,413
Term Loan, 3.98%, Maturing June 21, 2024	26	25,825
MH Sub I, LLC
Term Loan, 4.98%, Maturing July 8, 2021	343	347,314
MTS Systems Corporation
Term Loan, 4.48%, Maturing July 5, 2023	248	250,606
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021	121	122,141

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023	199	$200,857
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing June 21, 2024	174	174,404
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021	680	640,736
Southwire Company
Term Loan, 3.73%, Maturing February 10, 2021	393	395,165
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022	17	17,385
Term Loan, 3.48%, Maturing July 8, 2022	305	306,976
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024	300	301,875
Synchronoss Technologies, Inc.
Term Loan, 5.76%, Maturing January 19, 2024	150	149,625
Uber Technologies
Term Loan, 5.23%, Maturing July 13, 2023	323	323,651
VeriFone, Inc.
Term Loan, 3.99%, Maturing July 8, 2021	485	487,122
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023	420	424,308
Wall Street Systems Delaware, Inc.
Term Loan, 4.80%, Maturing August 26, 2023	279	280,724
Western Digital Corporation
Term Loan, 3.98%, Maturing April 29, 2023	416	419,546

		$9,799,462

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.98%, Maturing March 20, 2022	750	$753,985
Delos Finance S.a.r.l.
Term Loan, 3.55%, Maturing October 6, 2023	425	426,647
Flying Fortress, Inc.
Term Loan, 3.55%, Maturing October 30, 2022	500	502,656

		$1,683,288

Financial Intermediaries — 1.4%
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020	410	$412,977
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022	662	667,895
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020	96	95,953
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, Maturing September 30, 2023	66	67,134
Focus Financial Partners, LLC
Term Loan, 4.55%, Maturing July 3, 2024	175	176,859
Fortress Investment Group, LLC
Term Loan, 1.38%, Maturing June 14, 2022	200	202,719
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022	175	176,277
Guggenheim Partners, LLC
Term Loan, 3.98%, Maturing July 21, 2023	211	213,224

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024	249	$251,167
NXT Capital, Inc.
Term Loan, 5.74%, Maturing November 22, 2022	398	404,965
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022	473	476,170
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020	119	120,316
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020	688	633,071

		$3,898,727

Food Products — 1.1%
Blue Buffalo Company Ltd.
Term Loan, 3.23%, Maturing May 18, 2024	150	$151,219
Del Monte Foods, Inc.
Term Loan, 4.43%, Maturing February 18, 2021	121	95,193
High Liner Foods Incorporated
Term Loan, 4.54%, Maturing April 24, 2021	134	134,549
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 15, 2023	221	223,771
Jacobs Douwe Egberts International B.V.
Term Loan, 3.44%, Maturing July 2, 2022	320	322,009
JBS USA, LLC
Term Loan, 3.80%, Maturing October 30, 2022	1,097	1,089,021
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023	693	695,255
Nomad Foods Europe Midco Limited
Term Loan, 3.98%, Maturing April 18, 2024	100	101,031
Post Holdings, Inc.
Term Loan, 3.49%, Maturing May 24, 2024	275	276,418

		$3,088,466

Food Service — 0.3%
Pizza Hut Holdings, LLC
Term Loan, 3.23%, Maturing June 16, 2023	174	$174,775
Weight Watchers International, Inc.
Term Loan, 4.53%, Maturing April 2, 2020	801	789,822

		$964,597

Food/Drug Retailers — 0.4%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021	229	$228,813
Term Loan, 4.25%, Maturing June 22, 2023	495	495,317
General Nutrition Centers, Inc.
Term Loan, 3.74%, Maturing March 4, 2019	216	209,007
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, Maturing August 21, 2020	100	100,488

		$1,033,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023	174	$174,990

		$174,990

Health Care — 4.1%
ADMI Corp.
Term Loan, 5.03%, Maturing April 30, 2022	246	$249,272
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	159	161,310
Alere, Inc.
Term Loan, 4.49%, Maturing June 18, 2022	297	297,699
Alliance Healthcare Services, Inc.
Term Loan, 4.48%, Maturing June 3, 2019	214	213,983
Beaver-Visitec International, Inc.
Term Loan, 6.30%, Maturing August 21, 2023	149	148,875
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	569	577,635
CHG Healthcare Services, Inc.
Term Loan, 4.56%, Maturing June 7, 2023	370	374,970
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	425	426,193
Term Loan, 4.21%, Maturing January 27, 2021	785	786,120
DaVita HealthCare Partners, Inc.
Term Loan, 3.98%, Maturing June 24, 2021	534	538,931
DJO Finance, LLC
Term Loan, 4.48%, Maturing June 8, 2020	392	391,118
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	1,319	1,328,373
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	99	100,143
Greatbatch Ltd.
Term Loan, 4.73%, Maturing October 27, 2022	155	156,023
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	273	275,502
INC Research, LLC
Term Loan, Maturing June 27, 2024(2)	75	75,492
Indivior Finance S.a.r.l.
Term Loan, 7.32%, Maturing December 19, 2019	158	159,918
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	423	424,310
Kindred Healthcare, Inc.
Term Loan, 4.81%, Maturing April 9, 2021	731	732,696
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	500	500,417
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	271	273,003
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	148	136,182
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	84	82,324
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	409	411,238

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		61	$59,849
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020		88	53,429
Onex Carestream Finance L.P.
Term Loan, 5.27%, Maturing June 7, 2019		175	174,965
Opal Acquisition, Inc.
Term Loan, 5.30%, Maturing November 27, 2020		290	274,679
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021		534	534,835
Quintiles IMS Incorporated
Term Loan, 3.26%, Maturing March 7, 2024		701	707,601
Select Medical Corporation
Term Loan, 4.81%, Maturing March 6, 2024		249	252,334
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(2)		150	151,594
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024		125	125,781
U.S. Anesthesia Partners, Inc.
Term Loan, 4.48%, Maturing June 23, 2024		150	150,469

			$11,307,263

Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 4.77%, Maturing November 8, 2023		796	$797,578

			$797,578

Industrial Equipment — 1.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		527	$516,706
Blount International, Inc.
Term Loan, 6.23%, Maturing April 12, 2023		396	400,207
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		349	351,743
Dragon Merger Sub, LLC
Term Loan, 5.31%, Maturing July 12, 2024		125	126,719
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		657	659,811
Term Loan, 5.80%, Maturing January 15, 2021		99	99,244
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		287	288,592
Gates Global, LLC
Term Loan, 4.55%, Maturing April 1, 2024		373	375,615
Generac Power Systems, Inc.
Term Loan, 3.55%, Maturing May 31, 2023		252	253,334
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		355	355,481
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	175	210,807
STS Operating, Inc.
Term Loan, 4.98%, Maturing February 12, 2021		328	328,535
Tank Holding Corp.
Term Loan, 5.55%, Maturing March 16, 2022		133	133,763

			$4,100,557

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 0.9%
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022	173	$173,345
Term Loan - Second Lien, 10.23%, Maturing October 20, 2023	125	127,500
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022	954	959,345
Term Loan, 4.23%, Maturing November 3, 2023	434	437,696
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021	375	376,055
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019	164	149,343
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024	400	399,458

		$2,622,742

Leisure Goods/Activities/Movies — 1.5%
AMC Entertainment, Inc.
Term Loan, 3.48%, Maturing December 15, 2022	393	$394,555
Term Loan, 3.48%, Maturing December 15, 2023	100	99,873
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023	817	823,459
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022	369	371,637
ClubCorp Club Operations, Inc.
Term Loan, 4.05%, Maturing December 15, 2022	338	339,191
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	125	125,486
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	175	177,844
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	45	45,136
Term Loan, 5.95%, Maturing May 8, 2021	347	349,804
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	633	634,501
SRAM, LLC
Term Loan, 4.79%, Maturing March 15, 2024	289	290,937
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, Maturing September 19, 2019	373	361,831

		$4,014,254

Lodging and Casinos — 1.2%
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021	633	$636,834
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022	539	546,286
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(4)	345	413,559
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing April 18, 2024	350	351,750
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, Maturing October 25, 2023	846	851,036
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023	370	372,241
Playa Resorts Holding B.V.
Term Loan, 4.32%, Maturing April 5, 2024	175	176,116

		$3,347,822

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.3%
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019	339	$319,951
Global Brass & Copper, Inc.
Term Loan, 4.50%, Maturing July 18, 2023	149	150,922
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020	356	348,008
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	5	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(4)	84	13,881
Oxbow Carbon, LLC
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020	150	150,937

		$983,699

Oil and Gas — 1.2%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	76	$79,341
BCP Raptor, LLC
Term Loan, 5.51%, Maturing June 24, 2024	125	124,531
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	240	242,192
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	141	142,547
Crestwood Holdings, LLC
Term Loan, 9.23%, Maturing June 19, 2019	160	158,142
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	196	188,411
MEG Energy Corp.
Term Loan, 4.73%, Maturing December 31, 2023	1,061	1,057,849
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	2	0
Term Loan, 7.30%, Maturing July 18, 2022	9	8,019
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	550	378,051
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	27	23,143
Term Loan, 4.71%, Maturing December 16, 2020	74	62,054
Term Loan, 4.71%, Maturing December 16, 2020	529	446,091
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	17	14,726
Term Loan, 4.73%, Maturing October 1, 2019	28	24,108
Term Loan, 4.73%, Maturing October 1, 2019	211	181,939
Ultra Resources, Inc.
Term Loan, 4.22%, Maturing April 12, 2024	200	200,000

		$3,331,144

Publishing — 0.6%
Ascend Learning, LLC
Term Loan, 4.53%, Maturing July 12, 2024	175	$176,137
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	708	659,154
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	188	189,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Merrill Communications, LLC
Term Loan, 6.56%, Maturing June 1, 2022	122	$122,945
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	319	321,850
Tweddle Group, Inc.
Term Loan, 7.31%, Maturing October 24, 2022	146	147,347

		$1,616,808

Radio and Television — 0.6%
AP NMT Acquisition B.V.
Term Loan, 7.05%, Maturing August 13, 2021	97	$91,010
CBS Radio, Inc.
Term Loan, 4.73%, Maturing October 17, 2023	225	226,959
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, Maturing December 23, 2020	729	588,562
Entercom Radio, LLC
Term Loan, 4.71%, Maturing November 1, 2023	167	167,898
Hubbard Radio, LLC
Term Loan, 4.49%, Maturing May 27, 2022	96	96,312
iHeartCommunications, Inc.
Term Loan, 8.73%, Maturing July 30, 2019	450	363,094

		$1,533,835

Retailers (Except Food and Drug) — 1.2%
Ascena Retail Group, Inc.
Term Loan, 5.75%, Maturing August 21, 2022	273	$228,180
Bass Pro Group, LLC
Term Loan, 4.47%, Maturing June 5, 2020	433	433,053
Term Loan, 6.30%, Maturing December 16, 2023	250	243,817
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	175	171,289
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	359	361,681
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	368	274,847
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, Maturing July 9, 2019	365	344,820
J. Crew Group, Inc.
Term Loan, 4.31%, Maturing March 5, 2021	532	289,877
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, Maturing May 1, 2023	175	177,570
Men’s Wearhouse, Inc. (The)
Term Loan, 4.72%, Maturing June 18, 2021	145	141,282
Michaels Stores, Inc.
Term Loan, 3.98%, Maturing January 30, 2023	457	457,898
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021	97	93,726
Vivid Seats Ltd.
Term Loan, 5.30%, Maturing June 30, 2024	175	176,094

		$3,394,134

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Steel — 0.1%
Neenah Foundry Company
Term Loan, 7.78%, Maturing April 26, 2019	72	$71,005
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021	152	153,405

		$224,410

Surface Transport — 0.1%
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021	266	$238,126

		$238,126

Telecommunications — 1.7%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025	825	$815,010
Consolidated Communications, Inc.
Term Loan, 4.24%, Maturing October 4, 2023	125	125,375
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024	125	126,367
Frontier Communications Corp.
Term Loan, 4.98%, Maturing June 15, 2024	250	241,000
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, Maturing January 6, 2023	224	218,144
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019	650	648,578
IPC Corp.
Term Loan, 5.82%, Maturing August 6, 2021	342	331,861
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024	125	125,207
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024	623	626,100
Syniverse Holdings, Inc.
Term Loan, 4.30%, Maturing April 23, 2019	237	226,989
Term Loan, 4.31%, Maturing April 23, 2019	328	314,607
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	893	902,194

		$4,701,432

Utilities — 0.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, Maturing May 3, 2020	192	$192,420
Term Loan, 3.74%, Maturing January 31, 2022	72	72,000
Calpine Corporation
Term Loan, 4.05%, Maturing January 15, 2024	883	887,622
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	21	21,295
Term Loan, 5.30%, Maturing December 19, 2021	467	472,074
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	217	209,149
Lightstone Generation, LLC
Term Loan, 5.73%, Maturing January 30, 2024	17	17,242
Term Loan, 5.73%, Maturing January 30, 2024	279	276,710
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	97	80,709

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	255	$256,789

		$2,486,010

Total Senior Floating-Rate Loans (identified cost $97,369,591)		$96,716,090

Collateralized Mortgage Obligations — 24.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$748	$837,981
Series 2167, Class BZ, 7.00%, 6/15/29	580	660,958
Series 2182, Class ZB, 8.00%, 9/15/29	1,059	1,241,220
Series 2631, (Interest Only), Class DS, 5.874%, 6/15/33(5)(6)	1,338	220,326
Series 2770, (Interest Only), Class SH, 5.874%, 3/15/34(5)(6)	1,746	355,462
Series 2981, (Interest Only), Class CS, 5.494%, 5/15/35(5)(6)	994	158,222
Series 3114, (Interest Only), Class TS, 5.424%, 9/15/30(5)(6)	2,640	363,614
Series 3309, (Principal Only), Class DO, 0.00%, 4/15/37(7)	1,652	1,474,973
Series 3339, (Interest Only), Class JI, 5.364%, 7/15/37(5)(6)	2,859	528,785
Series 4109, (Interest Only), Class ES, 4.924%, 12/15/41(5)(6)	35	6,637
Series 4121, (Interest Only), Class IM, 4.00%, 10/15/39(6)	4,089	431,919
Series 4163, (Interest Only), Class GS, 4.974%, 11/15/32(5)(6)	4,695	943,549
Series 4169, (Interest Only), Class AS, 5.024%, 2/15/33(5)(6)	2,728	465,025
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(6)	2,520	213,952
Series 4203, (Interest Only), Class QS, 5.024%, 5/15/43(5)(6)	2,879	465,590
Series 4212, (Interest Only), Class SA, 4.974%, 7/15/38(5)(6)	4,965	568,240
Series 4273, Class PU, 4.00%, 11/15/43	438	454,787
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(6)	1,351	188,201
Series 4337, Class YT, 3.50%, 4/15/49	2,213	2,246,278
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(6)	1,734	216,472
Series 4416, Class SU, 6.146%, 12/15/44(5)	1,828	1,828,186
Series 4452, Class ZJ, 3.00%, 11/15/44	1,054	971,349
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(7)	1,094	951,650
Series 4497, (Interest Only), Class CS, 4.974%, 9/15/44(5)(6)	4,124	905,506
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	4,148	747,051
Series 4535, (Interest Only), Class JS, 4.874%, 11/15/43(5)(6)	4,957	767,881
Series 4548, (Interest Only), Class JS, 4.874%, 9/15/43(5)(6)	5,103	816,366
Series 4584, Class PM, 3.00%, 5/15/46	1,681	1,729,918
Series 4608, Class TV, 3.50%, 1/15/55	2,420	2,460,685
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(6)	4,136	686,546
Series 4630, Class CZ, 3.00%, 12/15/43	1,368	1,350,935
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(6)	3,519	569,145
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(6)	3,903	547,155
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(6)	4,920	767,182
Series 4677, Class SB, 11.091%, 4/15/47(5)	988	1,080,296
Series 4695, Class CA, 3.00%, 10/15/41	1,841	1,808,222

		$30,030,264

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(8)	$2,000	$2,157,722

		$2,157,722

Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$73	$77,071
Series 1989-89, Class H, 9.00%, 11/25/19	11	11,245
Series 1991-122, Class N, 7.50%, 9/25/21	78	83,489
Series 1994-42, Class K, 6.50%, 4/25/24	265	290,614
Series 1997-38, Class N, 8.00%, 5/20/27	337	391,716
Series 2004-46, (Interest Only), Class SI, 4.768%, 5/25/34(5)(6)	1,786	250,449
Series 2005-17, (Interest Only), Class SA, 5.468%, 3/25/35(5)(6)	1,406	288,607
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(7)	1,223	1,085,527
Series 2006-42, (Interest Only), Class PI, 5.358%, 6/25/36(5)(6)	2,365	438,769
Series 2006-44, (Interest Only), Class IS, 5.368%, 6/25/36(5)(6)	1,878	344,764
Series 2007-50, (Interest Only), Class LS, 5.218%, 6/25/37(5)(6)	1,473	271,719
Series 2007-74, Class AC, 5.00%, 8/25/37	1,735	1,892,146
Series 2008-26, (Interest Only), Class SA, 4.968%, 4/25/38(5)(6)	2,242	383,108
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(6)	151	583
Series 2008-61, (Interest Only), Class S, 4.868%, 7/25/38(5)(6)	3,219	560,454
Series 2010-99, (Interest Only), Class NS, 5.368%, 3/25/39(5)(6)	1,599	98,159
Series 2010-109, (Interest Only), Class PS, 5.368%, 10/25/40(5)(6)	3,573	657,319
Series 2010-119, (Interest Only), Class SK, 4.768%, 4/25/40(5)(6)	88	606
Series 2010-124, (Interest Only), Class SJ, 4.818%, 11/25/38(5)(6)	1,938	169,781
Series 2010-147, (Interest Only), Class KS, 4.718%, 1/25/41(5)(6)	4,729	662,255
Series 2010-150, (Interest Only), Class GS, 5.518%, 1/25/21(5)(6)	1,977	129,372
Series 2011-49, Class NT, 6.00%, 6/25/41(5)	548	602,943
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(6)	3,896	277,743
Series 2012-56, (Interest Only), Class SU, 5.518%, 8/25/26(5)(6)	996	55,433
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(6)	3,884	382,530
Series 2012-103, (Interest Only), Class GS, 4.868%, 2/25/40(5)(6)	4,363	430,650
Series 2012-112, (Interest Only), Class SB, 4.918%, 9/25/40(5)(6)	5,107	760,207
Series 2012-118, (Interest Only), Class IN, 3.50%, 11/25/42(6)	4,943	942,486
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,597	1,370,654
Series 2012-150, (Interest Only), Class PS, 4.918%, 1/25/43(5)(6)	5,769	1,023,240
Series 2012-150, (Interest Only), Class SK, 4.918%, 1/25/43(5)(6)	3,214	548,259
Series 2013-6, Class TA, 1.50%, 1/25/43	1,645	1,611,056
Series 2013-23, (Interest Only), Class CS, 5.018%, 3/25/33(5)(6)	2,741	477,854
Series 2013-52, Class MD, 1.25%, 6/25/43	1,870	1,786,661
Series 2013-54, (Interest Only), Class HS, 5.068%, 10/25/41(5)(6)	2,413	288,769
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(6)	1,134	194,013
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	3,311	481,329
Series 2014-80, (Interest Only), Class BI, 3.00%, 12/25/44(6)	5,836	856,468
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	2,647	476,487
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(6)	5,859	850,855
Series 2015-17, (Interest Only), Class SA, 4.968%, 11/25/43(5)(6)	4,410	719,518
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(6)	3,126	487,723
Series 2015-57, (Interest Only), Class IO, 3.00%, 8/25/45(6)	14,439	2,076,832
Series 2015-74, Class SL, 1.626%, 10/25/45(5)	932	756,115
Series 2015-89, Class ZB, 3.00%, 5/25/54	650	650,921
Series 2015-93, (Interest Only), Class BS, 4.918%, 8/25/45(5)(6)	4,655	924,347

Security	Principal Amount (000’s omitted)	Value
Series 2015-95, (Interest Only), Class SB, 4.768%, 1/25/46(5)(6)	$3,974	$785,324
Series 2017-15, Class LE, 3.00%, 6/25/46	1,966	1,992,720

		$29,898,890

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 6.982%, 7/25/29(8)	$730	$853,580
Series 2017-C03, Class 1B1, 6.082%, 10/25/29(8)	500	550,652
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(8)	2,000	2,100,469

		$3,504,701

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$462	$408,701
Series 2013-131, Class GS, 2.273%, 6/20/43(5)	1,040	813,905
Series 2017-82, Class TZ, 2.50%, 2/16/43	570	560,949

		$1,783,555

Total Collateralized Mortgage Obligations (identified cost $68,395,501)		$67,375,132

Commercial Mortgage-Backed Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(9)	$4,000	$3,278,319
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.665%, 4/15/47(9)(10)	1,425	1,292,741
Series 2014-C21, Class D, 4.66%, 8/15/47(9)(10)	1,425	1,227,174
Series 2014-C22, Class D, 4.559%, 9/15/47(9)(10)	1,850	1,592,056
Series 2014-C23, Class D, 3.958%, 9/15/47(9)(10)	850	737,038
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.407%, 8/15/46(9)(10)	1,850	1,887,868
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.135%, 7/15/50(9)(10)	1,500	1,300,649
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.049%, 1/10/45(9)(10)	2,000	2,189,484
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(9)(10)	2,000	2,033,075
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.295%, 7/15/46(9)(10)	2,000	1,845,216
Series 2015-SG1, Class C, 4.47%, 9/15/48(10)	1,399	1,379,208
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(9)(10)	1,150	977,337

Total Commercial Mortgage-Backed Securities (identified cost $19,664,899)		$19,740,165

Mortgage Pass-Throughs — 11.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.852%, with maturity at 2035(11)	$1,861	$1,926,652
6.00%, with various maturities to 2029	1,524	1,707,769
6.15%, with maturity at 2027	440	494,268
6.50%, with maturity at 2032	1,390	1,587,102
7.00%, with various maturities to 2036	2,599	3,019,085
7.50%, with maturity at 2024	734	809,209
8.00%, with maturity at 2034	1,079	1,258,636
8.50%, with maturity at 2031	866	1,006,223
9.00%, with maturity at 2031	134	157,776
9.50%, with maturity at 2022	21	22,870

		$11,989,590

Federal National Mortgage Association:
2.913%, with maturity at 2037(11)	$575	$594,780
5.00%, with various maturities to 2040	2,431	2,666,923
5.50%, with various maturities to 2033	1,687	1,885,192
6.00%, with maturity at 2023	973	1,057,548
6.325%, with maturity at 2032(11)	740	810,973
6.50%, with various maturities to 2036	3,492	3,983,493
7.00%, with various maturities to 2037	1,713	1,956,560
7.50%, with maturity at 2035	2,668	3,085,522
8.00%, with various maturities to 2034	630	722,647
10.00%, with various maturities to 2031	94	102,573

		$16,866,211

Government National Mortgage Association:
7.50%, with maturity at 2025	$1,103	$1,220,925
8.00%, with maturity at 2034	1,477	1,725,192
9.50%, with maturity at 2025	58	63,865
11.00%, with maturity at 2018	4	3,599

		$3,013,581

Total Mortgage Pass-Throughs (identified cost $30,683,196)		$31,869,382

Asset-Backed Securities — 14.2%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class CR, 5.404%, 10/15/27(8)(9)	$2,000	$2,017,779
Series 2013-7R2A, Class DR, 8.754%, 10/15/27(8)(9)	3,000	3,050,172
Barings CLO, Ltd.
Series 2017-1A, Class E, 7/18/29(9)(12)	2,000	1,901,469
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.407%, 10/20/28(8)(9)	3,000	3,001,187
Colony American Homes
Series 2014-1A, Class C, 3.076%, 5/17/31(8)(9)	760	766,750

Security	Principal Amount (000’s omitted)	Value
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.132%, 8/15/28(8)(9)	$1,150	$1,151,776
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(9)	100	100,354
Highbridge Loan Management, Ltd.
Series 5A-2015, Class E, 6.52%, 1/29/26(8)(9)	1,963	1,961,666
Series 7A-2015, Class E, 6.932%, 11/15/26(8)(9)	1,250	1,253,647
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.353%, 4/25/29(8)(9)	3,000	2,972,613
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class DR, 4.964%, 1/28/30(8)(9)	2,563	2,571,262
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 8.932%, 11/14/27(8)(9)	3,000	3,068,203
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.672%, 11/20/27(8)(9)	4,000	4,079,490
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.404%, 10/17/27(8)(9)	2,000	2,000,516
Series 2014-1A, Class DR, 8.204%, 1/17/27(8)(9)	3,000	3,002,521
Series 2015-1A, Class DR, 7.372%, 5/21/29(8)(9)	2,000	1,934,090
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(9)	102	102,126
Series 2015-1A, Class B, 3.05%, 3/22/32(9)	137	138,073
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.757%, 10/20/27(8)(9)	3,000	2,955,831
Wind River CLO, Ltd.
Series 2017-1A, Class E, 7.724%, 4/18/29(8)(9)	1,050	1,056,150

Total Asset-Backed Securities (identified cost $37,965,130)		$39,085,675

U.S. Government Agency Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$1,500	$1,554,584

Total U.S. Government Agency Obligations (identified cost $1,472,096)		$1,554,584

Corporate Bonds & Notes — 20.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.2%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	500	$511,250

		$511,250

Security	Principal Amount* (000’s omitted)	Value
Automotive — 0.9%
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(9)	500	$499,375
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(9)	1,000	1,120,000
Navistar International Corp.
8.25%, 11/1/21	1,000	1,013,125

		$2,632,500

Building and Development — 0.3%
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	675	$722,250

		$722,250

Business Equipment and Services — 1.2%
EIG Investors Corp.
10.875%, 2/1/24	960	$1,070,400
First Data Corp.
7.00%, 12/1/23(9)	1,000	1,081,250
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,095,000

		$3,246,650

Cable and Satellite Television — 1.5%
Cablevision Systems Corp.
8.00%, 4/15/20	1,000	$1,123,500
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(9)	1,000	1,065,318
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(9)	1,000	1,027,180
SFR Group S.A.
6.00%, 5/15/22(9)	1,000	1,047,480

		$4,263,478

Containers and Glass Products — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24(9)	1,010	$1,118,575
BWAY Holding Co.
5.50%, 4/15/24(9)	1,000	1,051,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(9)	1,000	1,084,375

		$3,254,200

Distribution & Wholesale — 0.3%
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	750	$785,625

		$785,625

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23(9)	910	$787,150

		$787,150

Security	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.3%
Covanta Holding Corp.
5.875%, 7/1/25		1,000	$975,000

			$975,000

Electric Utilities — 0.4%
NRG Yield Operating, LLC
5.00%, 9/15/26		1,000	$1,025,620

			$1,025,620

Electronics/Electrical — 0.8%
Infor (US), Inc.
6.50%, 5/15/22		1,000	$1,046,250
Western Digital Corp.
10.50%, 4/1/24		1,000	1,186,250

			$2,232,500

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		645	$663,947

			$663,947

Financial Services — 0.4%
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		1,000	$1,155,000

			$1,155,000

Food Products — 1.1%
Dean Foods Co.
6.50%, 3/15/23(9)		1,000	$1,038,750
Iceland Bondco PLC
4.545%, 7/15/20(8)(9)	GBP	211	279,891
Nature’s Bounty Co. (The)
7.625%, 5/15/21(9)		555	599,400
TreeHouse Foods, Inc.
6.00%, 2/15/24(9)		1,000	1,077,500

			$2,995,541

Health Care — 2.3%
Alere, Inc.
6.375%, 7/1/23(9)		395	$426,600
HCA Healthcare, Inc.
6.25%, 2/15/21		1,000	1,087,500
HCA, Inc.
4.50%, 2/15/27		10	10,259
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		600	660,000
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(9)		1,500	1,590,000
12.50%, 11/1/21(9)		525	591,938
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		1,000	1,085,000

Security	Principal Amount* (000’s omitted)	Value
WellCare Health Plans, Inc.
5.25%, 4/1/25	750	$796,875

		$6,248,172

Insurance — 0.5%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(9)	1,000	$1,070,000
Ardonagh Midco 3 PLC
8.625%, 7/15/23(9)	225	231,750

		$1,301,750

Internet Software & Services — 0.4%
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	1,010	$1,003,687

		$1,003,687

Leisure Goods/Activities/Movies — 0.7%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	2,000	$2,062,300

		$2,062,300

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	344	$447,534
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24(9)	55	55,687
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
4.625%, 4/1/25(9)	1,000	1,038,750

		$1,541,971

Metals/Mining — 0.4%
Teck Resources, Ltd.
8.50%, 6/1/24(9)	1,000	$1,162,500

		$1,162,500

Nonferrous Metals/Minerals — 0.9%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	1,000	$1,025,000
First Quantum Minerals, Ltd.
7.25%, 4/1/23(9)	1,000	1,033,750
New Gold, Inc.
6.25%, 11/15/22(9)	500	520,000

		$2,578,750

Oil and Gas — 2.3%
Extraction Oil & Gas, Inc./Extraction Finance Corp.
7.875%, 7/15/21(9)	1,000	$1,048,750
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(9)	1,000	1,007,500
Matador Resources Co.
6.875%, 4/15/23	1,000	1,065,000
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(9)	1,000	1,065,000
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	1,000	1,055,000

Security	Principal Amount* (000’s omitted)		Value
WildHorse Resource Development Corp.
6.875%, 2/1/25(9)		1,000	$982,500

			$6,223,750

Pharmaceuticals — 0.4%
PRA Holdings, Inc.
9.50%, 10/1/23(9)		1,000	$1,108,750

			$1,108,750

Publishing — 0.4%
Laureate Education, Inc.
8.25%, 5/1/25(9)		1,000	$1,090,000

			$1,090,000

Real Estate Investment Trusts (REITs) — 0.5%
Mattamy Group Corp.
6.50%, 11/15/20(9)		1,330	$1,363,250

			$1,363,250

Surface Transport — 0.2%
Debt and Asset Trading Corp.
1.00%, 10/10/25(13)		800	$500,000

			$500,000

Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(9)		1,000	$1,113,357

			$1,113,357

Telecommunications — 1.1%
CenturyLink, Inc.
7.50%, 4/1/24		1,000	$1,088,750
Hughes Satellite Systems Corp.
6.625%, 8/1/26		1,000	1,096,250
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		500	482,500
Sprint Communications, Inc.
9.00%, 11/15/18(9)		371	402,071

			$3,069,571

Total Corporate Bonds & Notes (identified cost $54,354,200)			$55,618,519

Foreign Government Bonds — 6.9%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.6%
Republic of Albania, 5.75%, 11/12/20(13)	EUR	1,215	$1,597,508

Total Albania			$1,597,508

Armenia — 0.4%
Republic of Armenia, 7.15%, 3/26/25(13)		1,050	$1,161,794

Total Armenia			$1,161,794

Security	Principal Amount* (000’s omitted)		Value
Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(13)		855	$692,550
Barbados Government International Bond, 7.25%, 12/15/21(13)		300	279,750

Total Barbados			$972,300

Belarus — 0.7%
Republic of Belarus, 6.875%, 2/28/23(13)		840	$894,726
Republic of Belarus, 7.625%, 6/29/27(13)		890	956,247

Total Belarus			$1,850,973

Cyprus — 0.2%
Republic of Cyprus, 4.25%, 11/4/25(13)	EUR	450	$603,556

Total Cyprus			$603,556

Ecuador — 0.6%
Republic of Ecuador, 7.95%, 6/20/24(13)		1,600	$1,538,000

Total Ecuador			$1,538,000

El Salvador — 0.6%
Republic of El Salvador, 6.375%, 1/18/27(13)		1,508	$1,372,280
Republic of El Salvador, 8.625%, 2/28/29(13)		200	207,500

Total El Salvador			$1,579,780

Fiji — 0.3%
Republic of Fiji, 6.625%, 10/2/20(13)		929	$931,598

Total Fiji			$931,598

Georgia — 0.1%
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	790	$341,415

Total Georgia			$341,415

Honduras — 0.4%
Honduras Government International Bond, 6.25%, 1/19/27(13)		150	$158,562
Honduras Government International Bond, 8.75%, 12/16/20(13)		927	1,065,244

Total Honduras			$1,223,806

Macedonia — 0.6%
Republic of Macedonia, 3.975%, 7/24/21(13)	EUR	864	$1,068,983
Republic of Macedonia, 4.875%, 12/1/20(13)	EUR	425	542,297

Total Macedonia			$1,611,280

Poland — 0.1%
Republic of Poland, 4.00%, 1/22/24		250	$267,771

Total Poland			$267,771

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(13)		1,100	$1,134,804

Total Rwanda			$1,134,804

Serbia — 0.4%
Republic of Serbia, 4.875%, 2/25/20(13)		1,150	$1,208,076

Total Serbia			$1,208,076

Seychelles — 0.5%
Republic of Seychelles, 7.00% to 1/1/18, 1/1/26(13)(14)		1,181	$1,227,096

Total Seychelles			$1,227,096

Security	Principal Amount* (000’s omitted)	Value
Sri Lanka — 0.6%
Republic of Sri Lanka, 6.125%, 6/3/25(13)	600	$625,264
Republic of Sri Lanka, 6.85%, 11/3/25(13)	1,000	1,081,182

Total Sri Lanka		$1,706,446

Total Foreign Government Bonds (identified cost $18,129,129)		$18,956,203

Sovereign Loans — 1.1%

Borrower	Principal Amount (000’s omitted)	Value
Barbados — 0.4%
Government of Barbados, Term Loan, 11.44%, Maturing December 20, 2019(15)(16)	$1,000	$1,001,625

		$1,001,625

Kenya — 0.0%(17)
Government of Kenya, Term Loan, 6.42%, Maturing April 18, 2019(16)	$100	$100,000

		$100,000

Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 6.65%, Maturing June 23, 2022(16)	$1,900	$1,897,406

		$1,897,406

Total Sovereign Loans (identified cost $2,987,057)		$2,999,031

Common Stocks — 0.6%

Security	Shares	Value
Ameriforge Group, Inc.(3)(18)(19)	6,123	$214,305
Answers Corp.(18)(19)	5,814	87,937
Dayco Products, LLC(3)(18)(19)	8,898	280,287
Education Management Corp.(3)(18)(19)	955,755	0
ION Media Networks, Inc.(3)(19)	1,357	706,359
MediaNews Group, Inc.(3)(18)(19)	3,023	105,865
New Millennium Holdco, Inc.(18)(19)	8,641	16,202
Paragon Offshore Finance Company, Class A(18)(19)	270	279
Paragon Offshore Finance Company, Class B(18)(19)	135	2,790
Paragon Offshore, Ltd.(18)(19)	270	4,050
RCS Capital Corp.(18)(19)	2,777	47,209
Samson Resources II, LLC, Class A(18)(19)	4,171	98,714

Total Common Stocks (identified cost $651,585)		$1,563,997

Convertible Preferred Stocks — 0.0%

Security	Shares		Value
Education Management Corp., Series A-1(3)(18)(19)		1,063	$0

Total Convertible Preferred Stocks (identified cost $75,023)			$0

Short-Term Investments — 7.7%

Foreign Government Securities — 1.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.6%
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	10,500	$4,389,232

Total Georgia			$4,389,232

Total Foreign Government Securities (identified cost $4,550,173)			$4,389,232

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/28/17(20)		$3,000	$2,995,311

Total U.S. Treasury Obligations (identified cost $2,995,503)			$2,995,311

Other — 5.0%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(21)		13,663,904	$13,666,637

Total Other (identified cost $13,666,907)			$13,666,637

Total Short-Term Investments (identified cost $21,212,583)			$21,051,180

Total Investments — 129.8% (identified cost $352,959,990)			$356,529,958

Other Assets, Less Liabilities — (29.8)%			$(81,867,203)

Net Assets — 100.0%			$274,662,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $95,229,091 or 34.7% of the Fund’s net assets.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(11)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(12)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2017.

(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $18,847,017 or 6.9% of the Fund’s net assets.

(14)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2017.

(15)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(16)	Variable interest rate that updates semiannually based on changes to the LIBOR. The stated interest rate represents the rate in effect at July 31, 2017.

(17)	Amount is less than 0.05%.

(18)	Non-income producing.

(19)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(21)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $96,993.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	548,311	EUR	490,110	JPMorgan Chase Bank, N.A.	8/24/17	$—	$(32,542)
USD	924,801	EUR	820,914	State Street Bank and Trust Company	8/31/17	—	(48,454)
USD	325,641	GBP	251,222	Goldman Sachs International	9/29/17	—	(6,472)
USD	1,603,966	EUR	1,371,028	Deutsche Bank AG	10/19/17	—	(25,847)
CZK	45,000,000	EUR	1,687,450	Morgan Stanley & Co. International PLC	10/20/17	47,747	—
EUR	1,681,430	CZK	45,000,000	Société Générale	10/20/17	—	(54,904)
USD	1,603,928	EUR	1,369,123	Goldman Sachs International	10/20/17	—	(23,705)

						$47,747	$(191,924)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	32	Short	Sep-17	$(3,211,444)	$(3,208,500)	$2,944
U.S. 10-Year Deliverable Interest Rate Swap	70	Short	Sep-17	(7,165,156)	(7,135,625)	29,531

						$32,475

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	1,839	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	9/20/22	$(431)
LCH.Clearnet(1)	EUR	370	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	9/20/27	1,548
LCH.Clearnet	USD	1,200	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/20/20	(6,845)

								$(5,728)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Indonesia	ICE Clear Credit	$5,200	1.00	%(1)	6/20/22	1.12%	$(21,749)	$71,672	$49,923
Russia	ICE Clear Credit	5,000	1.00	(1)	12/20/21	1.48	(94,787)	143,283	48,496

Total		$10,200					$(116,536)	$214,955	$98,419

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Brazil	Bank of America, N.A.	$8,000	1.00	%(1)	6/20/22	2.07%	$(379,499)	$450,125	$70,626
Colombia	Barclays Bank PLC	2,300	1.00	(1)	6/20/22	1.25	(24,006)	43,741	19,735
Colombia	Goldman Sachs International	2,700	1.00	(1)	6/20/22	1.25	(28,181)	51,764	23,583
Croatia	Nomura International PLC	5,000	1.00	(1)	12/20/21	1.20	(36,927)	201,866	164,939
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.14	(224,182)	237,944	13,762
El Salvador	Citibank, N.A.	3,000	1.00	(1)	9/20/17	2.38	(2,353)	7,588	5,235
Hungary	Barclays Bank PLC	2,200	1.00	(1)	12/20/21	0.92	9,836	9,057	18,893
Kazakhstan	JPMorgan Chase Bank, N.A.	2,500	1.00	(1)	6/20/22	1.44	(47,518)	67,007	19,489
Lebanon	Barclays Bank PLC	2,800	1.00	(1)	12/20/21	4.11	(334,242)	344,216	9,974
Mexico	The Bank of Nova Scotia	5,000	1.00	(1)	6/20/22	1.02	1,003	87,581	88,584
Romania	Barclays Bank PLC	2,200	1.00	(1)	12/20/21	0.94	8,348	(4,550)	3,798
Russia	Goldman Sachs International	4,000	1.00	(1)	6/20/22	1.63	(111,037)	118,017	6,980
Turkey	BNP Paribas	4,000	1.00	(1)	6/20/22	1.81	(143,165)	236,693	93,528
Turkey	Deutsche Bank AG	5,500	1.00	(1)	6/20/22	1.81	(196,852)	313,647	116,795

Total		$54,200					$(1,508,775)	$2,164,696	$655,921

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $64,400,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CZK	-	Czech Koruna

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

USD	-	United States Dollar

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$1,313	$58,297
Options expired	(1,313)	(58,297)

Outstanding, end of period	$—	$—

At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$19,187	$(1,527,962)
Credit	Credit Default Swaps (Centrally Cleared)*	98,419	—

Total		$117,606	$(1,527,962)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$47,747	$(191,924)

Total		$47,747	$(191,924)

Interest Rate	Financial Futures Contracts*	$32,475	$—
Interest Rate	Interest Rate Swaps (Centrally Cleared)	1,548	(7,276)

Total		$34,023	$(7,276)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$354,501,519

Gross unrealized appreciation	$9,528,354
Gross unrealized depreciation	(7,499,915)

Net unrealized appreciation	$2,028,439

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans	$—	$96,645,577	$70,513	$96,716,090
Collateralized Mortgage Obligations	—	67,375,132	—	67,375,132
Commercial Mortgage-Backed Securities	—	19,740,165	—	19,740,165
Mortgage Pass-Throughs	—	31,869,382	—	31,869,382
Asset-Backed Securities	—	39,085,675	—	39,085,675
U.S. Government Agency Obligations	—	1,554,584	—	1,554,584
Corporate Bonds & Notes	—	55,618,519	—	55,618,519
Foreign Government Bonds	—	18,956,203	—	18,956,203
Sovereign Loans	—	2,999,031	—	2,999,031
Common Stocks	—	257,181	1,306,816	1,563,997
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments -
Foreign Government Securities	—	4,389,232	—	4,389,232
U.S. Treasury Obligations	—	2,995,311	—	2,995,311
Other	—	13,666,637	—	13,666,637
Total Investments	$—	$355,152,629	$1,377,329	$356,529,958
Forward Foreign Currency Exchange Contracts	$—	$47,747	$—	$47,747
Futures Contracts	32,475	—	—	32,475
Swap Contracts	—	20,735	—	20,735
Total	$32,475	$355,221,111	$1,377,329	$356,630,915

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(191,924)	$—	$(191,924)
Swap Contracts	—	(1,651,774)	—	(1,651,774)
Total	$—	$(1,843,698)	$—	$(1,843,698)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017